FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      November 15, 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       63

Form 13F Information Table Value Total:       $36037



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      440     8508 SH       SOLE                              8508
AT&T Corp                      COM              00206R102      988    34561 SH       SOLE                             34561
Aaron's Inc                    COM              002535201      203    11000 SH       SOLE                             11000
Abbott Laboratories            COM              002824100      519     9926 SH       SOLE                              9926
Accenture PLC                  COM              g1150g111      349     8220 SH       SOLE                              8220
Activision Blizzard, Inc.      COM              00507v109      164    15140 SH       SOLE                             15140
Amazon.Com Inc                 COM              023135106      385     2450 SH       SOLE                              2450
American Electric Power Co Inc COM              025537101      301     8300 SH       SOLE                              8300
Amgen Inc                      COM              031162100      269     4875 SH       SOLE                              4875
Amphenol Corp-CL A             COM              032095101     1302    26575 SH       SOLE                             26575
Apache Corp                    COM              037411105      340     3475 SH       SOLE                              3475
Apple Inc                      COM              037833100      823     2900 SH       SOLE                              2900
Arch Capital Group             COM              G0450A105      259     3090 SH       SOLE                              3090
Bank of America Corp           COM              060505104      242    18497 SH       SOLE                             18497
Bristol Myers Squibb Co        COM              110122108      309    11390 SH       SOLE                             11390
CVS/Caremark Corp              COM              126650100      461    14647 SH       SOLE                             14647
Chevron Corp                   COM              166764100     1364    16835 SH       SOLE                             16835
Cimarex Energy Co              COM              171798101      205     3100 SH       SOLE                              3100
Cisco Systems Inc              COM              17275R102      850    38800 SH       SOLE                             38800
Coach Inc                      COM              189754104      802    18675 SH       SOLE                             18675
Coca Cola Co                   COM              191216100     1011    17268 SH       SOLE                             17268
Colgate Palmolive Co           COM              194162103      258     3359 SH       SOLE                              3359
Costco Wholesale Corp          COM              22160K105      297     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      556    13700 SH       SOLE                             13700
Dell Inc                       COM              24702R101      813    62700 SH       SOLE                             62700
Disney, Walt Co                COM              254687106      246     7420 SH       SOLE                              7420
Dow Chemical Co                COM              260543103      206     7500 SH       SOLE                              7500
Exxon Mobil Corp               COM              30231G102     1968    31849 SH       SOLE                             31849
Freeport McMoran Copper & Gold COM              35671D857      273     3200 SH       SOLE                              3200
General Electric Co            COM              369604103      307    18864 SH       SOLE                             18864
Gilead Sciences Inc.           COM              375558103      458    12875 SH       SOLE                             12875
Goldman Sachs Group Inc        COM              38141g104      407     2815 SH       SOLE                              2815
Google                         COM              38259P508      323      615 SH       SOLE                               615
Hewlett Packard Co.            COM              428236103      414     9845 SH       SOLE                              9845
Home Depot Inc                 COM              437076102      871    27492 SH       SOLE                             27492
Illinois Tool Works Inc        COM              452308109      953    20259 SH       SOLE                             20259
International Business Machine COM              459200101      640     4768 SH       SOLE                              4768
JPMorgan Chase & Co            COM              46625H100      262     6875 SH       SOLE                              6875
Johnson & Johnson              COM              478160104     1899    30649 SH       SOLE                             30649
Kellogg Co                     COM              487836108      307     6070 SH       SOLE                              6070
McDonalds Corp                 COM              580135101      225     3014 SH       SOLE                              3014
Medtronic Inc                  COM              585055106      705    20980 SH       SOLE                             20980
Merck & Co Inc                 COM              58933Y105      206     5592 SH       SOLE                              5592
Microsoft Corp                 COM              594918104     1645    67150 SH       SOLE                             67150
Nike Inc Cl B                  COM              654106103      406     5070 SH       SOLE                              5070
Northern Trust Corp.           COM              665859104      452     9370 SH       SOLE                              9370
Omnicom Group                  COM              681919106      344     8705 SH       SOLE                              8705
Pfizer Inc                     COM              717081103      188    10926 SH       SOLE                             10926
Praxair Inc                    COM              74005P104      378     4185 SH       SOLE                              4185
Procter & Gamble Co            COM              742718109     1331    22190 SH       SOLE                             22190
Reliance Steel                 COM              759509102      417    10030 SH       SOLE                             10030
Schlumberger Ltd               COM              806857108      309     5014 SH       SOLE                              5014
Southern Co                    COM              842587107      523    14048 SH       SOLE                             14048
St Jude Medical Inc            COM              790849103      347     8825 SH       SOLE                              8825
Stryker Corp                   COM              863667101      264     5280 SH       SOLE                              5280
U.S. Bancorp                   COM              902973304      201     9300 SH       SOLE                              9300
United Technologies Corp       COM              913017109     1652    23188 SH       SOLE                             23188
Verizon Communications         COM              92343v104      311     9540 SH       SOLE                              9540
Wal-Mart Stores Inc            COM              931142103     1270    23725 SH       SOLE                             23725
Walgreen Co                    COM              931422109      648    19350 SH       SOLE                             19350
Wellpoint                      COM              94973V107      340     6000 SH       SOLE                              6000
Wells Fargo Company            COM              949746101      330    13149 SH       SOLE                             13149
Western Digital Corp           COM              958102105      506    17825 SH       SOLE                             17825